Schedule of Reportable Transactions - Schedule of Reportable Transactions (Details) - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Reportable Transactions [Abstract]
Selling Price		$ 3,172,334	$ 3,881,334
Investment, Identifier [Axis]: American Funds - American Balanced R6 [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		American Funds - American Balanced R6 [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds - New World R6 [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		American Funds - New World R6 [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Community Trust Bancorp, Inc. - Common Stock [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved	[1]	Community Trust Bancorp, Inc. - Common Stock [Member]
Description of Asset	[1]	Common Stock [Member]
Investment, Identifier [Axis]: Community Trust Bancorp, Inc. [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Community Trust Bancorp, Inc. [Member]
Description of Asset		Common Stock [Member]
Purchase Price		$ 3,536,659
Number of acquired		64
Cost of Asset		$ 3,536,659
Investment, Identifier [Axis]: Community Trust Bancorp, Inc.1 [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Community Trust Bancorp, Inc. [Member]
Description of Asset		Common Stock [Member]
Selling Price		$ 3,172,337
Number of shares sold		86
Cost of Asset		$ 1,996,046
Realized Gain		$ 1,176,291
Investment, Identifier [Axis]: Dodge & Cox - Income Fund [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Dodge & Cox - Income Fund [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Dodge & Cox - Stock Fund [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Dodge & Cox - Stock Fund [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Federated - Hermes MDT Small Cap Core R6 [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Federated - Hermes MDT Small Cap Core R6 [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Fidelity - 500 Index Fund [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Fidelity - 500 Index Fund [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Goldman Sachs - Financial Square Government Fund [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Goldman Sachs - Financial Square Government Fund [Member]
Description of Asset		Money Market Funds [Member]
Investment, Identifier [Axis]: Goldman Sachs - Short Duration Bond R6 [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Goldman Sachs - Short Duration Bond R6 [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: MFS - Mid Cap Value R6 [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		MFS - Mid Cap Value R6 [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Nuveen - International Equity Index Fund R6 [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Nuveen - International Equity Index Fund R6 [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard - Growth Index Admiral [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Vanguard - Growth Index Admiral [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard - Mid-Cap Growth Index Admiral [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Vanguard - Mid-Cap Growth Index Admiral [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard - Small Cap Growth Index Admiral [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Vanguard - Small Cap Growth Index Admiral [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard - Target Retirement 2020 Fund [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Vanguard - Target Retirement 2020 Fund [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard - Target Retirement 2025 Fund [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Vanguard - Target Retirement 2025 Fund [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard - Target Retirement 2030 Fund [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Vanguard - Target Retirement 2030 Fund [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard - Target Retirement 2035 Fund [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Vanguard - Target Retirement 2035 Fund [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard - Target Retirement 2050 Fund [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		Vanguard - Target Retirement 2050 Fund [Member]
Description of Asset		Mutual Fund [Member]
Investment, Identifier [Axis]: WCM - WCM Focused International Growth Instl [Member]
Schedule of Reportable Transactions [Abstract]
Identity of Party Involved		WCM - WCM Focused International Growth Instl [Member]
Description of Asset		Mutual Fund [Member]

[1]	Indicates a party-in-interest as defined by ERISA.